Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Summary of income statements in respect of discontinued operation
The following table sets forth the statement of discontinued operations which was included in the Group’s consolidated financial statements:

	For the year ended December 31,
	2021	2022
	RMB	RMB
Net revenues	1,338,563	—
Cost of revenues	(421,190)	(3,972)

Gross profit/(loss)	917,373	(3,972)

Operating expenses:
Sales and marketing expenses	(862,153)	—
Research and development expenses	(97,521)	(475)
General and administrative expenses	(57,966)	—

Total operating expenses	(1,017,640)	(475)

Loss from operations	(100,267)	(4,447)

Others, net	—	(1,658)

Net loss from discontinued operations	(100,267)	(6,105)